                     MORGAN STANLEY INVESTMENT ADVISORS INC.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020

                                                              September 20, 2005

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:      Morgan Stanley Quality Municipal Securities
         (File Nos.  33-59284 and 811-7560)
         Morgan Stanley California Quality Municipal Securities
         (File Nos.  33-59282 and 811-7564)

Dear Sir or Madam:

         We are electronically filing via EDGAR, pursuant to Rule 14a-6b under the Securities Exchange Act of 1934, definitive copies of proxy material, including a Notice of Special Meeting, Proxy Statement and form of Proxy, to be furnished to shareholders of the aforementioned funds and the Schedule 14A information required to accompany the filing, in connection with the Special
Meeting of Shareholders scheduled to be held on October 26, 2005.

                                                     Very truly yours,
                                                     /s/   LouAnne D. McInnis
                                                     LouAnne D. McInnis
                                                     Assistant Secretary